Logan Capital Broad Innovative Growth ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Capital Goods - 7.3%
Eaton Corp. PLC	1,093	$356,799
Fastenal Co.	20,994	1,537,600
Hubbell, Inc.	1,345	568,948
Lincoln Electric Holdings, Inc.	5,220	1,037,632
Nordson Corp.	2,776	611,331
United Rentals, Inc.	2,279	1,727,619
		5,839,929

Commercial & Professional Services - 5.1%
Cintas Corp.	9,715	1,948,538
Copart, Inc. (a)	21,130	1,224,061
Insperity, Inc.	4,018	301,390
Paycom Software, Inc.	2,817	584,696
		4,058,685

Consumer Discretionary Distribution & Retail - 15.5%
Amazon.com, Inc. (a)	15,700	3,731,576
Burlington Stores, Inc. (a)	4,812	1,366,271
Dick's Sporting Goods, Inc.	11,234	2,696,722
Home Depot, Inc.	1,682	692,950
Lithia Motors, Inc.	3,504	1,317,855
Pool Corp.	933	321,185
RH (a)	854	357,920
Williams-Sonoma, Inc.	9,328	1,971,659
		12,456,138

Consumer Durables & Apparel - 2.5%
Deckers Outdoor Corp. (a)	7,827	1,388,197
Lululemon Athletica, Inc. (a)	1,526	632,069
		2,020,266

Consumer Services - 3.5%
Marriott International, Inc. - Class A	2,606	757,277
Starbucks Corp.	9,613	1,035,128
Texas Roadhouse, Inc.	5,761	1,043,317
		2,835,722

Financial Services - 8.0%
Coinbase Global, Inc. - Class A (a)	4,313	1,256,506
KKR & Co., Inc.	3,150	526,271
LPL Financial Holdings, Inc.	2,051	752,491
MasterCard, Inc. - Class A	6,540	3,632,512
OneMain Holdings, Inc.	4,673	259,539
		6,427,319

Food, Beverage & Tobacco - 1.0%
Lamb Weston Holdings, Inc.	3,764	225,614
Monster Beverage Corp. (a)	12,393	603,663
		829,277

Household & Personal Products - 0.4%
elf Beauty, Inc. (a)	3,436	343,291

Materials - 2.2%
Graphic Packaging Holding Co.	23,547	645,894
Sherwin-Williams Co.	3,078	1,102,417
		1,748,311

Media & Entertainment - 17.3%
Alphabet, Inc. - Class A	10,970	2,238,099
Alphabet, Inc. - Class C	7,660	1,574,896
Electronic Arts, Inc.	6,061	744,958
Meta Platforms, Inc. - Class A	5,152	3,550,655
Netflix, Inc. (a)	4,613	4,505,794
Trade Desk, Inc. - Class A (a)	11,151	1,323,401
		13,937,803

Pharmaceuticals, Biotechnology & Life Sciences - 4.8%
Agilent Technologies, Inc.	4,796	726,690
Charles River Laboratories International, Inc. (a)	1,603	264,110
IQVIA Holdings, Inc. (a)	65	13,089
Mettler-Toledo International, Inc. (a)	990	1,350,796
Waters Corp. (a)	2,659	1,104,761
Zoetis, Inc.	2,509	428,788
		3,888,234

Semiconductors & Semiconductor Equipment - 9.0%
Broadcom, Inc.	17,878	3,955,865
KLA Corp.	4,391	3,241,612
		7,197,477

Software & Services - 8.0%
Accenture PLC - Class A	2,247	864,983
Adobe Systems, Inc. (a)	1,614	706,044
AppLovin Corp. - Class A (a)	13,105	4,843,477
		6,414,504

Technology Hardware & Equipment - 13.0%
Amphenol Corp. - Class A	44,868	3,175,757
Apple, Inc.	15,225	3,593,100
Arista Networks, Inc. (a)	13,326	1,535,555
IPG Photonics Corp. (a)	2,532	185,671
Logitech International SA	6,495	632,743
Trimble, Inc. (a)	6,027	451,784
Zebra Technologies Corp. - Class A (a)	2,298	900,678
		10,475,288

Transportation - 1.7%
Old Dominion Freight Line, Inc.	7,423	1,377,783
TOTAL COMMON STOCKS (Cost $23,299,876)		79,850,027

SHORT-TERM INVESTMENTS - 0.8%		Value
Money Market Funds - 0.8%	Shares
Fidelity Government Portfolio - Class Institutional, 4.27% (b)	650,550	650,550
TOTAL SHORT-TERM INVESTMENTS (Cost $650,550)		650,550

TOTAL INVESTMENTS - 100.1% (Cost $23,950,426)		80,500,577
Liabilities in Excess of Other Assets - (0.1)%		(62,429)
TOTAL NET ASSETS - 100.0%		$80,438,148
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Logan Capital Broad Innovative Growth ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$79,850,027	$–	$–	$79,850,027
Money Market Funds	650,550	–	–	650,550
Total Investments	$80,500,577	$–	$–	$80,500,577